Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations	Dec. 31, 2021 USD ($)
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment	$ 287,770
Repayment of bank loans	2,353,500
Total	2,641,270
Less than 1 year [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment	168,307
Repayment of bank loans	2,353,500
Total	2,521,807
1-3 years [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment	119,463
Repayment of bank loans
Total	119,463
3-5 years [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment
Repayment of bank loans
Total
More than 5 years [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment
Repayment of bank loans
Total